UNITED STATES
SECURITY AND EXCHANGE COMMISSION
Washington, D.C. 20549



FORM N-Q
Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act File Number: 811-825


American Growth Fund, Inc.
(exact name of registrant as specified in charter)

1917 Market Street
Denver, Colorado 80202
(address of principal executive offices)     (zip code)

Registrants telephone number, including area code (303) 626-0600

Date of Fiscal Year End: July 31

Date of reporting period: October 31, 2011


Robert Brody
1917 Market Street
Denver, CO 80202
(Name and Address of Agent for Service)

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (SS 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Pleasedirect comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. S 3507.

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ITEM 1 - Schedule of Investments

American Growth Fund Series 1
October 31, 2011
(unaudited)

                                             			Market
Common Stocks 100.00%				Shares          Value


Computer & Peripherals 10.00%

EMC corp. *					30,360 		744,123
Cisco						33,320 		617,420
                                                -------------------------
								1,361,543


Diversified Co. 8.88%

Chemed Corp.					10,400 		617,344
General Electric Co				35,390 		591,367
                                                -------------------------
								1,208,711


Machinery 8.48%

Middleby Corp. *				7,600 		640,528
Flowserve Corp.					5,540 		513,503
                                                -------------------------
								1,154,031


Railroad 6.39%

Kansas City Southern *				13,760 		869,219
                                                -------------------------
								869,219


Semiconductor 5.56%

Intel Corp.					30,840 		756,814
                                                -------------------------
Semiconductor							756,814


ENTERTAINMENT 5.54%

TIME WARNER, INC.				21,560 		754,384
                                                -------------------------
								754,384


Computer Software & Svcs 5.54%

Fair, Isaac Corp.				27,580 		754,313
                                                -------------------------
								754,313


Semiconductor Cap. Equip. 5.31%

Teradyne Inc. *					50,440 		722,301
                                                -------------------------
								722,301


Biotechnology 5.16%

Amgen Inc.					12,270 		702,703
                                                -------------------------
								702,703


Cable TV 4.71%

Time Warner Cable				10,070 		641,358
                                                -------------------------
								641,358


Phamacy Services 4.59%

Walgreen Co.					18,800 		624,160
                                                -------------------------
								624,160



Drug 4.56%

Medicines Co Com *				12,690 		237,557
Bristol Myers 					6,600 		208,494
Parexel Intl Corp *				7,940 		174,918
                                                -------------------------
								620,969


Insurance Industry (Foreign) 4.51%

AXA ADS.					38,010 		613,862
                                                -------------------------
								613,862


Beverage 4.36%

Cott Corp. *					83,800 		593,304
                                                -------------------------
								593,304


Wireless Networking Industry 3.62%

Network Appliance *				12,030 		492,749
                                                -------------------------
								492,749


Oilfield Svcs/Equip. 3.01%

RPC Inc						11,070 		205,570
Complete Production *				6,220 		204,016
                                                -------------------------
								409,586


Insurance (Life) 2.59%

Lincoln Natl Corp. *				18,500 		352,425
                                                -------------------------
								352,425


Telecom. Equipment 1.75%

Neustar Inc. Cl A *				7,500 		238,425
                                                -------------------------
								238,425


Retail ( Hardlines) 1.66%

Petsmart Inc.					4,800 		225,360
                                                -------------------------
								225,360


Retail Store 1.65%

Dollar Tree Inc. *				2,800 		223,888
                                                -------------------------
								223,888


Medical Supplies 1.05%

Hil Rom Hldgs 					4,250 		143,097
                                                -------------------------
								143,097



		                                -------------------------
Total Value Common Stocks (cost  $13,367,687)	98.92%	      13,463,202




Cash and Receivable, less liabilities	         1.08%	         146,888

		                                -------------------------

Total Net Assets	                        100.00%       13,610,090
                                                =========================

* Non-income producing security during last 12 months

Gross Unrealized appreciation on investment securities           713,309
Gross Unrealized depreciation on investment securities	        (617,794)
                                                          ---------------
Net  Unrealized depreciation on investment securities	          95,515
Cost of investment securities for federal income tax
purposes                                                      13,367,687

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ITEM 2 - Controls and Procedures


The Registrants Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrants disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrants internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrants last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrants internal controls over financial reporting.

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ITEM 3 - Exhibits


The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

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SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


	American Growth Fund

	By /s/ Robert Brody
	Director
	March 19, 2012

	By /s/ Timothy E. Taggart
	President and CCO
	March 19, 2012